Business developments (Details) In Millions, unless otherwise specified		12 Months Ended
	Mar. 24, 2011 Neue Aargauer Bank AG	Dec. 31, 2010 York Capital Management USD ($)	Dec. 31, 2010 York Capital Management CHF
Business Acquisition
Cash paid for the interests acquired by the Group		$ 425	419
Period of financial performance for earn-out payment (in years)		5	5
Percentage of interests acquired by the Group	100.00%